FAIR VALUE DISCLOSURES - Fair Value Inputs Quantitative Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)
Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			$ 1,735
Asset Backed Debt
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			$ 2
Corporate | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over U.S. treasury curve			38
Corporate | Matrix pricing model
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			$ 55
Corporate | Matrix pricing model | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over industry yield curve (bps)		125	151
Corporate | Market Comparable Companies
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			$ 636
Corporate | Discounted Cash Flow | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Gross domestic product rate			283
Other equity investments | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			$ 26
Separate Accounts’ assets | Third Party Appraisal
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			295
Separate Accounts’ assets | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets			3
GMIBNLG | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities			5,309
Assumed GMIB reinsurance Contracts | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities			258
GWBL/GMWB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities			114
GIB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities			30
GMAB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities			$ 20
Level 3 | Corporate | Matrix pricing model
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 39	$ 53
Level 3 | Corporate | Matrix pricing model | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over industry yield curve (bps)	0.0050	0	0
Level 3 | Corporate | Matrix pricing model | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over industry yield curve (bps)	0.0565	565	565
Level 3 | Corporate | Matrix pricing model | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over industry yield curve (bps)	0.0194	125
Level 3 | Corporate | Market Comparable Companies
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 755	$ 789
Level 3 | Other equity investments | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 36	$ 38
Discount years	12 years	12 years	12 years
Level 3 | Separate Accounts’ assets | Third Party Appraisal
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 345	$ 326
Level 3 | Separate Accounts’ assets | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 1	$ 1
Spread over industry yield curve (bps)	0.0228	243
Level 3 | Separate Accounts’ assets | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over industry yield curve (bps)			273
Level 3 | Separate Accounts’ assets | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Spread over industry yield curve (bps)			512
Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 1,375	$ 1,894
Liabilities		1,894
Level 3 | GMIBNLG | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities	4,163	4,149
Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities	137	194
Level 3 | GWBL/GMWB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities	77	130
Level 3 | GIB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities	(84)	(27)
Level 3 | GMAB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Liabilities	1	5
Level 3 | Corporate
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	1,142	1,150	$ 857	$ 1,160	$ 1,168	$ 1,089
Level 3 | Other equity investments
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	117	99	48	111	59	61
Level 3 | Separate Accounts’ assets
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	367	349	313	361	338	334
Level 3 | GMIB reinsurance contract asset
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Assets	$ 1,375	$ 1,894	$ 1,735	$ 1,636	$ 2,011	$ 2,091
EBITDA multiple | Corporate | Market Comparable Companies | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input		12.9	11.7
EBITDA multiple | Level 3 | Corporate | Market Comparable Companies | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	4.2	5.3	4.3
EBITDA multiple | Level 3 | Corporate | Market Comparable Companies | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	37.3	27.9	25.6
EBITDA multiple | Level 3 | Corporate | Market Comparable Companies | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	13.8	12.9
Measurement Input, Discount Rate | Corporate | Market Comparable Companies | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input		11.1	0.114
Measurement Input, Discount Rate | Corporate | Discounted Cash Flow | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input			0.043
Measurement Input, Discount Rate | Level 3 | Corporate | Market Comparable Companies | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	0.072	0.072	0.070
Measurement Input, Discount Rate | Level 3 | Corporate | Market Comparable Companies | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	0.165	0.170	0.178
Measurement Input, Discount Rate | Level 3 | Corporate | Market Comparable Companies | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	0.111	0.111
Measurement Input, Discount Rate | Level 3 | Other equity investments | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	0.100	0.100	0.100
Measurement Input, Discount Rate | Level 3 | Separate Accounts’ assets | Third Party Appraisal
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.065	0.066	0.066
Measurement Input, Discount Rate | Level 3 | Separate Accounts’ assets | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.048	0.04409
Measurement Input, Discount Rate | Level 3 | Separate Accounts’ assets | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input			0.011
Measurement Input, Discount Rate | Level 3 | Separate Accounts’ assets | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input			0.070
Measurement Input Cash Flow Multiples | Corporate | Market Comparable Companies | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input		13.1	15.6
Measurement Input Cash Flow Multiples | Level 3 | Corporate | Market Comparable Companies | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	9.0	9.0	14.0
Measurement Input Cash Flow Multiples | Level 3 | Corporate | Market Comparable Companies | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	17.7	17.7	16.5
Measurement Input Cash Flow Multiples | Level 3 | Corporate | Market Comparable Companies | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	13.1	13.1
Measurement Input, Revenue Multiple [Member] | Level 3 | Other equity investments | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	10.8	10.8	10.8
Measurement Input, Revenue Multiple [Member] | Level 3 | Other equity investments | Discounted Cash Flow | Weighted Average
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Equity securities, measurement input	10.8
Measurement Input, Cap Rate [Member] | Level 3 | Separate Accounts’ assets | Third Party Appraisal
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.044	0.046	0.048
Measurement Input, Exit Capitalization Rate [Member] | Level 3 | Separate Accounts’ assets | Third Party Appraisal
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.056	0.056	0.057
Measurement Input, Lapse Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.010	0.010	0.015
Measurement Input, Lapse Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.063	0.063	0.057
Measurement Input, Lapse Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.008	0.008	0.012
Measurement Input, Lapse Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.262	0.262	0.262
Measurement Input, Lapse Rate [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.007	0.011	0.007
Measurement Input, Lapse Rate [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.134	0.133	0.146
Measurement Input, Lapse Rate [Member] | Level 3 | GWBL/GMWB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.005	0.009	0.010
Measurement Input, Lapse Rate [Member] | Level 3 | GWBL/GMWB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.057	0.057	0.057
Measurement Input, Lapse Rate [Member] | Level 3 | GIB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.005	0.009	0.010
Measurement Input, Lapse Rate [Member] | Level 3 | GIB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.057	0.057	0.057
Measurement Input, Lapse Rate [Member] | Level 3 | GMAB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.005	0.005	0.01
Measurement Input, Lapse Rate [Member] | Level 3 | GMAB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.110	0.110	0.11
Withdrawal rate 2 | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.000	0.000	0.000
Withdrawal rate 2 | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.080	0.080	0.080
Withdrawal rate 2 | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Previously Reported [Member] | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.000
Withdrawal rate 2 | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.000	0.000	0.000
Withdrawal rate 2 | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.124	0.124	0.115
Withdrawal rate 2 | Level 3 | GMIBNLG | Discounted Cash Flow | Previously Reported [Member] | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.000
Withdrawal rate 2 | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.001	0.007	0.007
Withdrawal rate 2 | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.227	0.222	0.227
Withdrawal rate 2 | Level 3 | GWBL/GMWB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.000	0.000	0.000
Withdrawal rate 2 | Level 3 | GWBL/GMWB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.070	0.070	0.070
Withdrawal rate 2 | Level 3 | GWBL/GMWB | Discounted Cash Flow | Previously Reported [Member] | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.000
Withdrawal rate 2 | Level 3 | GIB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.00	0.000	0.000
Withdrawal rate 2 | Level 3 | GIB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.080	0.070	0.080
Measurement Input, Utilization Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.00	0.000	0.000
Measurement Input, Utilization Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.160	0.160	0.160
Measurement Input, Utilization Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.000	0.000	0.000
Measurement Input, Utilization Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	1.000	0.160	0.160
Measurement Input, Utilization Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Previously Reported [Member] | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.000
Measurement Input, Utilization Rate [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.00	0.00	0.000
Measurement Input, Utilization Rate [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.273	0.30	0.273
Measurement Input, Utilization Rate [Member] | Level 3 | GWBL/GMWB | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	1.00	1.00	1.00
Measurement Input, Utilization Rate [Member] | Level 3 | GIB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.00	0.000	0.000
Measurement Input, Utilization Rate [Member] | Level 3 | GIB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.380	0.160	0.160
Measurement Input, Non Performance [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.005	0.0005	0.0005
Measurement Input, Non Performance [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.013	0.0010	0.0017
Measurement Input, Non Performance [Member] | Level 3 | GMIBNLG | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.010	0.011
Measurement Input, Non Performance [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.00
Measurement Input, Non Performance [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.014
Measurement Input, Non Performance [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.013	0.018
Measurement Input, Non Performance [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.007
Measurement Input, Non Performance [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.017
Measurement Input, Equity Volatility [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.060	0.099	0.11
Measurement Input, Equity Volatility [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.310	0.309	0.38
Measurement Input, Equity Volatility [Member] | Level 3 | GMIBNLG | Discounted Cash Flow
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.200	0.200	0.200
Measurement Input, Equity Volatility [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.100	0.099	0.09
Measurement Input, Equity Volatility [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.300	0.309	0.35
Measurement Input, Equity Volatility [Member] | Level 3 | GWBL/GMWB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.060	0.099	0.09
Measurement Input, Equity Volatility [Member] | Level 3 | GWBL/GMWB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.310	0.309	0.35
Measurement Input, Equity Volatility [Member] | Level 3 | GIB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.060	0.099	0.09
Measurement Input, Equity Volatility [Member] | Level 3 | GIB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.310	0.309	0.35
Measurement Input, Equity Volatility [Member] | Level 3 | GMAB | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.060	0.099	0.09
Measurement Input, Equity Volatility [Member] | Level 3 | GMAB | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.310	0.309	0.35
Measurement Input, Forfeiture Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.008	0.0055	0.0055
Measurement Input, Forfeiture Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.012	0.0210	0.0210
Measurement Input, Withdrawal Rate Two [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.013	0.013	0.013
Measurement Input, Withdrawal Rate Two [Member] | Level 3 | Assumed GMIB reinsurance Contracts | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	1.000	1.000	1.000
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.0001	0.0001
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.0018	0.0019
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.0001	0.0001
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.0019	0.0019
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.0007	0.0006
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.0054	0.0053
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.0006	0.0006
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.0053	0.0053
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.0042	0.0041
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input	0.4200	0.4120
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.0041	0.0041
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input	0.412	0.412
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.0001
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.0018
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.0001
Ages 0-40 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.0019
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.0007
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.0054
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.0006
Ages 41-60 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.0053
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.0042
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIB reinsurance contract asset | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing asset, measurement input		0.4200
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Minimum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.0041
Ages 60-115 | Measurement Input, Mortality Rate [Member] | Level 3 | GMIBNLG | Discounted Cash Flow | Maximum
Fair Value Inputs Assets Quantitative Information 1 [Line Items]
Servicing liability, measurement input		0.4120